Inventories - Schedule of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of inventories [line items]
Raw materials	€ 1,016	€ 962		€ 949
Work in process	4,088	3,692		3,802
Finished goods	2,373	2,164		2,145
Total	7,477	6,818	[1]	6,896	[1]
Gross value [member]
Disclosure of inventories [line items]
Raw materials	1,099	1,041		1,053
Work in process	4,637	4,348		4,512
Finished goods	2,533	2,342		2,345
Total	8,269	7,731		7,910
Writedown [member]
Disclosure of inventories [line items]
Raw materials	(83)	(79)		(104)
Work in process	(549)	(656)		(710)
Finished goods	(160)	(178)		(200)
Total	€ (792)	€ (913)		€ (1,014)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).